UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 16, 2023 to September 15, 2023

Commission File Number of issuing entity:  333-255934-06

Central Index Key Number of issuing entity:  0001984246

BMO 2023-5C1 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001840727

3650 Real Estate Investment Trust 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4279403
38-4279404
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2023 a distribution was made to holders of the certificates issued by BMO 2023-5C1 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2023-5C1 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 16, 2023 to September 15, 2023.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 9, 2023. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2023. The Central Index Key number for Bank of Montreal is 0000927971.

3650 Real Estate Investment Trust 2 LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2023. The Central Index Key number for 3650 Real Estate Investment Trust 2 LLC is 0001840727.

Citi Real Estate Funding Inc. ("CREF") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2023. The Central Index Key number for CREF is 0001701238.

Societe Generale Financial Corporation one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2023. The Central Index Key number for Societe Generale Financial Corporation is 0001755531.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2023. The Central Index Key number for GACC is 0001541294.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2023. The Central Index Key number for GSMC is 0001541502.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 27, 2023. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

LMF Commercial, LLC (“LMF”) one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2023. The Central Index Key number for LMF is 0001592182.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 2, 2023. The Central Index Key number for KeyBank is 0001089877.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2023 under Commission File No. 333-255934-06 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2023 under Commission File No. 333-255934-06 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for BMO 2023-5C1 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/15/2023	$0.00

Whole Loan Custodial Account(s) (Gateway Center South Whole Loan, 11 West 42nd Street Whole Loan, Short Pump Town Center Whole Loan, California High Tech Logistics Whole Loan, Gilardian NYC Portfolio II Whole Loan, The Widener Building Whole Loan and Riverview Tower Whole Loan)

Prior Distribution Date	N/A	N/A
Current Distribution Date	09/15/2023	$0.00
REO Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/15/2023	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2023-5C1 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/15/2023	$7,403.68

Interest Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/15/2023	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	09/15/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2023-5C1 Mortgage Trust, relating to the September 15, 2023 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2023 under Commission File No. 333-255934-06 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2023 under Commission File No. 333-255934-06 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: September 29, 2023